Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000012080
Account Value [Line Items]
Account Value	$ 11,424	$ 12,230	$ 12,378	$ 11,796	$ 12,633	$ 12,516	$ 12,987	$ 13,205	$ 13,169	$ 12,226	$ 11,917	$ 11,302	$ 12,228	$ 12,185	$ 11,960	$ 12,087	$ 10,753	$ 10,110	$ 10,876	$ 11,433	$ 11,476	$ 11,277	$ 11,218	$ 11,592	$ 11,476	$ 11,300	$ 12,116	$ 11,665	$ 12,097	$ 11,409	$ 10,383	$ 10,745	$ 10,977	$ 10,422	$ 10,331	$ 10,328	$ 11,528	$ 11,164	$ 11,677	$ 13,499	$ 13,633	$ 14,118	$ 14,294	$ 15,240	$ 14,656	$ 14,469	$ 13,407	$ 13,676	$ 13,285	$ 13,870	$ 14,198	$ 13,367	$ 12,787	$ 11,504	$ 11,953	$ 11,967	$ 11,857	$ 12,065	$ 11,870	$ 10,942	$ 9,514	$ 10,053	$ 10,020	$ 10,617	$ 10,523	$ 9,442	$ 8,764	$ 9,058	$ 9,300	$ 9,596	$ 8,782	$ 9,348	$ 9,826	$ 9,908	$ 9,648	$ 8,511	$ 9,584	$ 9,152	$ 10,719	$ 10,734	$ 10,237	$ 9,645	$ 9,514	$ 9,085	$ 9,365	$ 9,482	$ 10,015	$ 9,367	$ 9,229	$ 9,177	$ 9,746	$ 9,738	$ 9,314	$ 9,054	$ 8,344	$ 8,684	$ 8,559	$ 8,662	$ 8,109	$ 7,728	$ 7,982	$ 7,473	$ 8,433	$ 8,185	$ 8,434	$ 7,502	$ 8,140	$ 7,808	$ 7,591	$ 7,402	$ 7,778	$ 9,848	$ 9,730	$ 9,480	$ 8,811	$ 9,947	$ 11,124	$ 10,741	$ 10,619	$ 9,723
C000012040
Account Value [Line Items]
Account Value	32,373	34,306	34,761	33,820	34,647	32,727	33,027	32,337	31,572	31,193	30,114	28,692	29,914	28,983	27,514	27,061	25,885	23,720	24,230	25,443	25,853	25,049	23,497	23,396	23,037	22,222	22,778	21,432	22,743	21,540	19,927	21,949	22,882	20,951	22,836	22,795	24,974	24,080	24,824	26,179	25,057	25,232	23,581	24,732	24,003	23,446	22,912	22,754	21,602	20,696	20,142	20,347	19,595	17,661	18,145	18,862	17,597	16,658	16,334	15,592	13,820	15,767	17,182	17,189	16,686	16,102	15,762	15,472	15,722	15,500	14,480	15,462	14,861	14,577	14,124	13,077	14,375	14,089	15,123	15,038	14,564	14,042	13,956	13,629	13,577	13,932	14,465	13,682	13,531	13,130	12,830	12,571	12,534	12,281	12,205	12,037	11,915	11,901	11,447	11,234	11,017	10,624	10,821	10,820	10,805	10,422	10,395	10,213	10,174	9,528	9,541	10,040	10,201	10,171	9,380	9,619	10,237	10,026	10,225	10,095
C000012047
Account Value [Line Items]
Account Value	30,565	32,488	33,114	32,128	33,132	31,065	31,289	30,657	30,015	29,473	28,584	27,288	28,546	27,655	26,232	25,947	24,631	22,511	23,135	24,299	24,780	23,919	22,386	22,289	22,067	21,501	22,011	20,576	21,860	20,764	19,199	21,174	22,005	20,117	21,963	22,006	24,187	23,429	24,033	25,564	24,625	24,994	23,420	24,534	23,853	23,450	22,870	22,769	21,654	20,925	20,276	20,347	19,477	17,354	17,732	18,411	17,177	16,258	15,892	15,084	13,319	15,451	16,828	16,851	16,378	15,782	15,455	15,193	15,504	15,280	14,280	15,265	14,682	14,475	13,987	12,876	14,198	13,919	15,028	15,006	14,503	14,032	13,940	13,558	13,509	13,783	14,311	13,592	13,456	13,055	12,778	12,470	12,445	12,218	12,106	11,985	11,862	11,852	11,430	11,212	10,996	10,531	10,772	10,754	10,723	10,314	10,295	10,114	10,051	9,390	9,392	9,958	10,149	10,103	9,342	9,588	10,197	10,013	10,195	10,061
C000012082
Account Value [Line Items]
Account Value	55,544	61,333	64,326	62,489	62,003	58,507	58,746	56,996	56,135	57,678	53,396	49,973	52,685	51,467	47,661	45,628	42,982	38,005	38,881	41,353	41,902	39,882	37,810	34,317	34,442	31,410	31,828	28,399	30,916	29,130	27,934	31,651	33,571	29,742	33,035	33,551	39,164	38,117	40,197	44,278	43,802	43,374	40,707	43,269	41,683	40,706	38,185	38,635	36,344	36,093	34,951	35,228	33,749	30,261	31,108	32,968	29,973	28,102	26,599	24,742	21,315	23,552	25,201	24,304	23,495	22,432	21,735	21,704	22,285	21,588	20,085	21,920	20,593	19,781	18,895	17,154	18,654	18,719	20,863	20,930	19,502	19,183	19,137	17,964	17,826	18,401	18,326	16,729	16,737	16,542	15,384	15,229	14,913	14,300	14,639	14,018	13,663	13,356	12,794	12,201	12,083	12,083	12,165	11,837	11,593	10,796	11,049	10,486	10,832	9,993	10,089	10,794	10,998	10,862	9,778	9,897	10,465	10,069	10,453	10,244
C000012085
Account Value [Line Items]
Account Value	47,282	51,711	54,568	53,112	55,613	48,453	47,440	46,073	44,909	46,078	41,418	41,897	45,289	45,702	44,634	43,040	41,593	35,825	36,202	38,220	38,654	36,707	34,789	31,470	32,303	29,567	29,954	27,160	28,867	28,423	26,563	29,839	31,330	28,623	30,335	31,831	36,521	36,306	37,761	42,154	43,971	46,599	42,338	44,870	42,779	41,434	38,069	38,299	36,209	37,620	37,044	37,561	35,787	32,273	33,083	34,391	31,342	30,161	28,363	25,552	22,254	24,770	26,230	24,576	24,466	22,666	22,347	22,776	23,420	23,052	21,765	23,407	22,226	21,841	20,266	18,291	19,555	19,300	21,591	21,152	19,533	19,231	19,262	18,282	17,869	18,056	17,908	16,268	16,406	16,467	15,398	15,522	14,964	14,408	14,574	13,746	13,305	12,913	12,326	11,444	11,757	11,821	11,940	11,830	11,587	11,052	11,156	10,547	10,574	9,692	9,905	10,809	10,991	10,769	9,867	9,909	10,666	10,345	10,500	10,379
C000012202
Account Value [Line Items]
Account Value	15,743	17,409	18,418	18,396	19,533	17,501	17,386	17,469	17,962	16,059	16,442	15,640	16,961	16,550	15,582	16,215	14,193	12,969	13,978	14,935	16,006	15,197	14,267	14,074	14,452	15,865	16,342	14,864	15,532	15,548	14,206	15,725	15,697	14,269	15,724	15,790	17,619	17,383	17,211	19,082	18,991	20,051	19,623	20,222	19,525	20,675	20,257	19,937	19,889	19,449	18,342	16,055	14,904	12,382	12,216	12,622	11,911	11,776	11,088	10,404	9,031	11,807	12,678	13,305	12,589	12,038	11,731	11,465	12,235	12,391	11,664	12,519	12,282	12,665	12,001	10,865	12,363	12,435	13,961	14,441	13,840	13,846	13,682	12,754	12,594	12,405	12,813	12,499	12,569	12,277	12,301	11,369	11,467	11,530	10,966	11,227	11,103	11,014	10,907	11,088	10,602	9,493	10,067	9,779	9,526	9,049	9,105	8,987	8,702	8,126	8,247	9,199	9,705	9,343	8,858	9,405	9,942	10,273	10,054	9,762
C000012086
Account Value [Line Items]
Account Value	16,394	15,961	15,752	15,320	16,846	15,847	15,711	15,934	16,125	15,574	16,000	15,697	15,820	14,319	13,967	14,247	14,106	13,851	14,437	14,431	14,361	13,378	12,466	13,645	13,412	13,430	14,500	13,816	14,423	13,891	11,698	12,932	12,859	11,972	14,252	12,957	13,386	12,252	11,441	10,361	9,973	10,447	9,591	9,230	9,324	9,849	9,824	9,183	8,874	8,509	7,532	7,440	7,151	6,116	6,262	6,931	6,866	6,784	6,729	6,564	5,172	7,432	8,470	9,237	8,628	8,495	8,605	8,359	8,812	9,020	8,315	9,194	9,161	9,011	8,901	7,896	8,892	9,082	10,326	10,244	10,665	10,556	10,471	10,165	9,433	9,271	10,285	10,052	9,518	9,374	9,504	8,812	9,168	8,860	8,913	9,253	9,546	9,604	9,909	9,981	9,910	9,198	9,518	9,177	9,160	9,144	8,834	9,066	8,141	7,316	7,308	7,670	8,602	8,688	7,818	8,520	8,844	9,723	10,181	10,757
C000012074
Account Value [Line Items]
Account Value	18,319	19,657	20,764	20,238	22,065	19,885	20,179	20,039	20,346	18,479	18,651	17,763	19,109	18,452	17,466	18,175	16,198	14,853	15,939	16,937	17,831	16,813	15,555	15,701	15,989	16,793	17,080	15,560	16,640	16,261	14,650	16,203	16,539	14,976	16,322	16,299	18,093	17,871	17,684	19,568	19,143	19,980	19,166	19,754	19,325	20,050	19,672	19,634	19,231	19,042	17,926	17,072	15,715	13,268	12,996	13,449	12,730	12,389	11,971	11,238	9,879	12,621	13,782	14,239	13,841	13,294	12,954	12,691	13,351	13,275	12,400	13,446	13,005	13,285	12,629	11,353	12,883	12,682	14,228	14,578	13,975	13,736	13,640	12,860	12,749	12,587	13,093	12,759	12,810	12,452	12,348	11,623	11,772	11,685	11,295	11,530	11,404	11,388	11,173	11,128	10,827	9,741	10,225	10,112	9,937	9,377	9,382	9,176	9,033	8,364	8,364	9,170	9,653	9,346	8,847	9,303	9,926	10,043	9,968	9,744
C000012073
Account Value [Line Items]
Account Value	18,140	19,628	21,052	20,409	22,233	19,806	20,073	19,811	20,031	18,518	18,551	17,611	19,082	18,565	17,172	17,741	15,843	14,521	15,735	16,846	17,772	16,984	15,689	15,688	15,871	16,275	16,453	14,961	15,986	15,730	14,368	15,787	15,933	14,327	15,273	15,566	17,742	17,663	17,586	20,310	20,222	21,263	20,314	21,125	20,751	21,535	20,576	21,182	20,733	21,409	20,727	19,775	18,086	15,377	15,260	15,596	14,733	14,245	13,722	12,537	10,909	13,487	14,538	14,700	14,371	13,572	13,196	13,304	13,904	13,770	12,785	13,810	13,403	13,588	12,764	11,443	12,957	12,759	14,608	14,958	14,080	13,841	13,736	12,923	12,911	12,739	13,113	12,621	12,606	12,254	12,067	11,443	11,456	11,358	10,981	11,080	10,879	10,750	10,493	10,324	10,185	9,348	9,965	9,823	9,719	9,121	9,164	8,923	8,833	8,204	8,261	9,262	9,724	9,376	8,871	9,466	10,242	10,199	10,063	9,704
C000012072
Account Value [Line Items]
Account Value	17,747	18,883	19,637	19,242	20,995	19,150	19,459	19,449	19,826	17,686	17,991	17,190	18,363	17,598	17,044	17,860	15,887	14,578	15,502	16,356	17,185	15,996	14,828	15,126	15,516	16,711	17,103	15,609	16,707	16,217	14,406	16,045	16,568	15,105	16,767	16,452	17,842	17,504	17,222	18,293	17,580	18,206	17,541	17,902	17,440	18,089	18,204	17,661	17,312	16,459	15,044	14,296	13,250	11,108	10,726	11,250	10,673	10,459	10,171	9,881	8,797	11,683	12,941	13,681	13,219	12,918	12,614	12,001	12,712	12,694	11,937	13,002	12,529	12,903	12,422	11,198	12,737	12,536	13,771	14,122	13,795	13,557	13,478	12,739	12,525	12,372	13,022	12,862	12,986	12,625	12,610	11,777	12,075	12,001	11,596	11,970	11,922	12,022	11,854	11,939	11,469	10,124	10,464	10,384	10,140	9,622	9,590	9,418	9,224	8,517	8,459	9,069	9,575	9,309	8,814	9,132	9,605	9,879	9,865	9,785
C000183467
Account Value [Line Items]
Account Value	18,009	19,216	20,158	19,481	21,082	19,184	19,365	19,080	19,142	17,804	18,089	17,365	18,596	17,869	16,950	17,409	15,727	14,419	15,358	16,264	16,933	16,130	14,868	15,124	15,321	15,922	16,305	14,815	15,754	15,124	13,791	15,249	15,658	14,180	15,685	15,628	17,081	16,822	16,637	18,138	17,561	18,338	17,481	18,043	17,644	17,959	17,753	17,709	17,053	16,750	15,727	15,364	14,276	12,288	12,064	12,378	11,850	11,383	11,063	10,299	8,989	11,461	12,530	12,783	12,522	12,008	11,780	11,577	12,057	11,928	11,141	11,998	11,593	11,688	11,164	10,010	11,245	11,031	12,283	12,469	11,956	11,732	11,655	11,129	11,096	10,991	11,457	11,122	11,085	10,736	10,578	10,117	10,198
C000012068
Account Value [Line Items]
Account Value	22,938	24,055	24,765	23,759	25,561	23,492	23,625	23,114	22,657	21,639	21,787	21,185	22,398	21,471	20,337	20,634	19,155	17,380	18,296	19,268	19,962	19,202	17,726	18,237	18,336	18,624	19,088	17,626	18,635	17,581	16,149	17,800	18,378	16,729	18,585	18,574	20,126	19,628	19,772	21,347	20,512	21,256	20,063	20,928	20,415	20,261	19,972	19,816	18,859	18,365	17,398	17,444	16,666	14,645	14,554	14,848	14,346	13,550	13,313	12,439	10,878	13,511	14,797	14,920	14,587	14,084	13,939	13,674	14,076	13,880	12,990	13,841	13,336	13,224	12,682	11,449	12,700	12,396	13,522	13,611	13,203	12,885	12,798	12,516	12,537	12,530	13,072	12,599	12,485	12,080	11,884	11,565	11,656	11,489	11,378	11,276	11,191	11,211	10,904	10,648	10,530	9,992	10,321	10,302	10,330	9,882	9,838	9,681	9,582	8,859	8,761	9,375	9,635	9,611	9,051	9,389	9,914	9,843	10,051	9,908
C000012066
Account Value [Line Items]
Account Value	25,731	27,798	29,483	27,724	29,567	26,095	25,654	24,831	24,232	24,094	23,702	23,453	24,904	24,326	22,630	22,756	21,155	18,859	19,876	20,898	21,614	20,982	19,481	19,472	19,761	19,495	19,692	18,114	19,274	18,282	16,952	18,528	19,158	17,072	18,453	19,199	21,637	21,299	21,564	24,761	24,678	25,771	24,087	25,317	24,530	24,283	22,743	23,099	21,875	22,303	21,932	22,009	21,007	18,527	18,505	18,770	18,275	16,926	16,543	15,034	13,000	15,282	16,417	16,268	16,082	15,323	15,047	15,223	15,508	15,160	14,167	15,036	14,391	14,202	13,418	12,038	13,240	12,914	14,336	14,398	13,617	13,334	13,284	12,808	12,933	12,956	13,379	12,665	12,598	12,193	11,864	11,539	11,461	11,274	11,244	10,984	10,826	10,768	10,469	10,133	10,099	9,680	10,091	10,097	10,130	9,653	9,656	9,503	9,509	8,876	8,741	9,457	9,678	9,657	9,087	9,454	10,040	9,882	10,045	9,929
C000012038
Account Value [Line Items]
Account Value	21,422	22,901	24,258	23,384	25,301	23,264	23,581	23,317	23,494	22,547	22,841	21,941	23,343	22,073	20,124	20,201	18,811	17,485	18,379	19,308	19,721	19,002	17,482	17,985	18,080	18,290	18,443	17,218	18,324	17,330	15,838	17,376	17,982	15,957	17,726	17,863	19,339	19,240	19,058	21,269	20,430	21,187	19,699	20,580	20,292	20,103	19,893	20,248	19,444	18,994	18,248	17,918	16,844	14,979	14,810	15,172	14,693	13,848	13,666	12,549	11,005	13,225	14,449	14,628	14,273	13,838	13,714	13,542	13,975	13,805	12,899	13,778	13,338	13,260	12,687	11,611	13,090	12,669	14,107	14,282	13,760	13,577	13,521	12,999	13,148	13,016	13,540	12,978	12,998	12,543	12,127	11,727	11,851	11,759	11,627	11,576	11,392	11,406	11,056	10,846	10,596	10,018	10,363	10,508	10,446	9,996	9,964	9,649	9,585	8,968	8,917	9,471	9,802	9,682	9,208	9,466	10,131	9,901	9,994	9,743
C000012039
Account Value [Line Items]
Account Value	21,999	23,031	23,758	22,857	24,494	22,507	22,522	22,265	22,127	20,577	20,979	20,045	21,338	20,246	19,863	20,499	18,609	16,988	18,050	19,154	19,902	19,052	17,381	18,036	18,232	19,259	19,811	17,787	18,733	17,598	15,781	17,443	17,957	16,446	18,134	17,757	19,019	18,611	18,381	19,144	18,081	18,524	17,742	18,435	18,005	18,041	18,564	18,214	17,383	16,267	14,854	14,685	13,770	11,814	11,417	11,938	11,502	11,199	11,080	10,524	9,206	12,148	13,598	14,185	13,757	13,386	13,213	12,590	13,307	13,162	12,156	13,457	12,849	13,085	12,591	11,275	12,723	12,368	13,576	13,710	13,371	13,090	13,039	12,511	12,433	12,332	12,991	12,823	12,752	12,298	12,178	11,662	11,910	11,799	11,553	11,734	11,742	11,825	11,600	11,443	11,230	10,213	10,433	10,433	10,394	9,988	9,942	9,804	9,640	8,755	8,564	9,067	9,556	9,419	8,874	9,224	9,659	9,878	10,056	9,965
C000012044
Account Value [Line Items]
Account Value	21,070	22,400	23,808	22,901	25,214	22,680	23,526	23,342	23,737	21,602	22,010	20,874	21,920	21,262	20,392	20,929	18,673	17,372	18,320	19,421	20,099	19,139	17,732	17,699	18,268	19,028	19,184	17,893	19,223	18,414	16,737	18,445	19,338	17,330	18,848	18,593	20,547	20,494	20,415	22,717	21,687	22,140	21,270	22,033	21,577	21,601	21,273	21,253	20,829	20,607	19,721	18,560	17,042	14,537	14,306	14,942	14,509	13,754	13,252	12,511	11,180	13,926	15,312	15,574	15,124	14,628	14,343	14,207	14,784	14,623	13,655	14,764	14,275	14,682	14,054	12,890	14,623	14,268	16,048	16,600	15,569	15,006	14,804	13,828	13,780	13,448	13,944	13,467	13,560	13,128	12,967	12,130	12,430	12,281	11,930	12,177	12,035	11,984	11,781	11,754	11,360	10,162	10,721	10,673	10,508	10,007	9,965	9,695	9,667	9,029	9,013	9,634	10,080	9,817	9,284	9,591	10,188	10,086	9,929	9,715
C000012084
Account Value [Line Items]
Account Value	66,826	73,997	77,453	76,483	76,395	77,318	81,681	81,719	83,172	87,189	82,600	75,534	79,753	76,655	68,927	67,701	60,272	51,904	55,614	59,690	62,526	59,317	55,645	48,124	51,943	47,718	47,031	40,562	45,103	37,908	36,964	42,658	47,056	40,423	49,107	46,144	54,487	54,558	55,272	62,439	60,721	54,521	51,225	53,665	52,378	52,072	49,556	48,313	48,551	47,614	44,782	43,360	41,257	34,768	34,728	34,932	32,980	30,813	28,547	26,627	23,238	26,185	27,448	28,353	26,273	25,239	23,821	22,964	23,501	22,228	19,698	23,597	21,164	20,445	19,231	17,462	18,693	18,098	20,565	21,051	20,515	19,708	20,646	18,586	19,851	20,332	20,287	18,670	18,952	18,958	17,411	16,552	16,087	15,342	16,151	14,855	14,936	14,310	13,913	13,352	12,952	12,095	12,276	11,773	11,240	10,140	10,236	9,419	9,878	9,077	8,926	9,647	9,840	9,604	8,735	8,851	9,333	9,825	10,743	9,872
C000012083
Account Value [Line Items]
Account Value	$ 20,938	22,212	22,944	22,791	23,103	21,979	22,240	21,030	20,758	19,734	19,384	18,570	20,117	19,676	18,702	17,997	16,440	15,573	17,179	18,719	18,693	19,554	18,803	17,843	19,824	18,897	19,469	19,155	20,783	20,737	17,875	19,506	19,288	16,292	17,515	17,826	20,472	20,118	20,379	23,318	20,704	19,748	19,058	20,100	20,128	20,081	19,371	18,403	18,522	18,038	17,801	16,440	15,140	13,046	12,834	14,289	14,761	13,583	13,880	13,598	11,881	13,258	14,546	15,114	14,920	14,587	14,526	13,972	15,437	14,820	13,837	16,147	15,390	15,551	13,904	12,905	13,929	13,676	14,995	15,313	14,047	14,207	13,876	14,003	13,957	13,882	13,628	13,027	13,209	12,545	12,469	12,287	12,511	12,349	12,190	12,120	12,268	12,409	11,892	11,739	11,575	10,796	11,003	10,478	9,966	9,381	9,608	9,525	9,790	9,355	8,765	9,829	10,165	10,170	9,584	9,782	10,475	10,111	10,589	10,141
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 32,207	34,209	34,756	33,729	34,610	32,572	32,814	32,123	31,366	30,977	29,908	28,544	29,773	28,856	27,386	26,966	25,753	23,534	24,088	25,273	25,706	24,851	23,297	23,147	22,857	22,073	22,613	21,217	22,542	21,379	19,807	21,831	22,721	20,783	22,658	22,708	24,972	24,124	24,852	26,343	25,342	25,600	23,931	25,116	24,396	23,833	23,187	23,076	21,885	21,092	20,555	20,747	19,926	17,859	18,337	19,047	17,717	16,724	16,351	15,543	13,736	15,731	17,128	17,094	16,607	16,006	15,665	15,391	15,663	15,425	14,413	15,385	14,792	14,524	14,053	12,985	14,271	13,998	15,042	14,974	14,494	13,992	13,897	13,567	13,512	13,850	14,378	13,597	13,452	13,054	12,762	12,507	12,466	12,217	12,141	11,978	11,850	11,833	11,385	11,154	10,950	10,568	10,772	10,761	10,745	10,352	10,325	10,140	10,090	9,443	9,463	9,994	10,165	10,130	9,357	9,612	10,233	10,032	10,226	10,091
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
S&P Global Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Account Value	$ 22,403	23,294	23,505	22,778	23,402	22,531	23,064	22,530	22,028	21,575	21,202	20,389	21,099	20,461	19,632	19,596	18,616	17,046	17,642	18,405	18,958	18,258	17,255	17,467	17,251	16,850	17,334	16,152	16,782	15,592	14,709	16,286	16,871	15,764	17,245	17,236	18,729	18,376	18,805	19,851	19,105	19,656	18,771	19,538	19,065	18,986	18,768	18,488	17,729	17,300	16,839	16,865	16,067	14,251	14,561	15,026	14,164	13,483	13,066	12,485	11,256	13,147	14,316	14,512	14,017	13,682	13,311	13,041	13,374	13,344	12,544	13,331	12,909	12,779	12,438	11,511	12,408	12,220	13,266	13,243	13,128	12,779	12,865	12,816	12,701	12,941	13,501	12,812	12,605	12,363	12,116	11,863	11,821	11,506	11,436	11,208	11,030	10,901	10,609	10,327	10,110	10,008	10,203	10,128	10,092	9,660	9,731	9,717	9,563	8,889	8,936	9,542	9,719	9,777	9,086	9,432	10,108	10,060	10,286	10,279
Russell 3000® Index
Account Value [Line Items]
Account Value	30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000® Index
Account Value [Line Items]
Account Value	30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000® Index
Account Value [Line Items]
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,331	26,900	27,426	26,587	27,425	25,714	25,904	25,379	24,839	24,385	23,653	22,586	23,626	22,887	21,712	21,474	20,392	18,653	19,161	20,119	20,515	19,805	18,539	18,468	18,273	17,797	18,223	17,049	18,109	17,211	15,906	17,532	18,212	16,650	18,170	18,194	19,988	19,360	19,860	21,102	20,302	20,616	19,310	20,217	19,657	19,330	18,865	18,779	17,858	17,240	16,718	16,793	16,070	14,327	14,643	15,196	14,170	13,408	13,109	12,443	10,988	12,740	13,876	13,891	13,501	13,007	12,733	12,513	12,774	12,586	11,760	12,574	12,091	11,917	11,512	10,602	11,690	11,461	12,372	12,351	11,932	11,549	11,474	11,159	11,117	11,344	11,779	11,189	11,078	10,752	10,522	10,272	10,252
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 32,207	34,209	34,756	33,729	34,610	32,572	32,814	32,123	31,366	30,977	29,908	28,544	29,773	28,856	27,386	26,966	25,753	23,534	24,088	25,273	25,706	24,851	23,297	23,147	22,857	22,073	22,613	21,217	22,542	21,379	19,807	21,831	22,721	20,783	22,658	22,708	24,972	24,124	24,852	26,343	25,342	25,600	23,931	25,116	24,396	23,833	23,187	23,076	21,885	21,092	20,555	20,747	19,926	17,859	18,337	19,047	17,717	16,724	16,351	15,543	13,736	15,731	17,128	17,094	16,607	16,006	15,665	15,391	15,663	15,425	14,413	15,385	14,792	14,524	14,053	12,985	14,271	13,998	15,042	14,974	14,494	13,992	13,897	13,567	13,512	13,850	14,378	13,597	13,452	13,054	12,762	12,507	12,466	12,217	12,141	11,978	11,850	11,833	11,385	11,154	10,950	10,568	10,772	10,761	10,745	10,352	10,325	10,140	10,090	9,443	9,463	9,994	10,165	10,130	9,357	9,612	10,233	10,032	10,226	10,091
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
NYSE Biotechnology Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Biotechnology Index
Account Value	$ 11,802	12,631	12,780	12,178	13,037	12,915	13,396	13,617	13,578	12,605	12,283	11,646	12,595	12,549	12,313	12,440	11,061	10,396	11,180	11,750	11,791	11,581	11,519	11,899	11,777	11,596	12,431	11,964	12,403	11,695	10,640	11,007	11,241	10,670	10,572	10,565	11,790	11,413	11,935	13,794	13,926	14,418	14,593	15,554	14,953	14,758	13,667	13,936	13,533	14,129	14,459	13,608	13,013	11,702	12,155	12,163	12,047	12,256	12,054	11,108	9,658	10,197	10,161	10,764	10,666	9,566	8,879	9,175	9,418	9,717	8,891	9,461	9,941	10,022	9,756	8,603	9,687	9,246	10,826	10,840	10,337	9,736	9,601	9,165	9,446	9,562	10,097	9,440	9,297	9,242	9,812	9,801	9,371	9,107	8,389	8,729	8,602	8,704	8,146	7,761	8,013	7,501	8,464	8,212	8,460	7,524	8,164	7,828	7,610	7,419	7,794	9,868	9,745	9,497	8,825	9,963	11,138	10,753	10,629	9,725
S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122	23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096
S&P North American Expanded Technology Sector Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Expanded Technology Sector Index™
Account Value	$ 57,900	63,919	67,023	65,085	64,555	60,895	61,122	59,281	58,366	59,951	55,481	51,908	54,705	53,423	49,457	47,332	44,573	39,441	40,341	42,893	43,449	41,341	39,182	35,549	35,666	32,516	32,937	29,378	31,971	30,112	28,867	32,695	34,668	30,701	34,090	34,613	40,388	39,296	41,425	45,617	45,112	44,652	41,891	44,513	42,867	41,850	39,241	39,693	37,327	37,056	35,872	36,143	34,613	31,024	31,882	33,776	30,698	28,770	27,218	25,310	21,797	24,074	25,750	24,824	23,989	22,895	22,174	22,135	22,718	22,001	20,462	22,327	20,966	20,133	19,221	17,441	18,976	19,037	21,211	21,270	19,810	19,479	19,425	18,226	18,077	18,652	18,570	16,944	16,945	16,741	15,564	15,401	15,075	14,448	14,786	14,152	13,788	13,474	12,902	12,298	12,174	12,172	12,249	11,914	11,662	10,855	11,106	10,535	10,879	10,031	10,125	10,829	11,030	10,889	9,798	9,914	10,480	10,079	10,460	10,248
S&P North American Expanded Technology Software Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Expanded Technology Software Index™
Account Value	$ 48,751	53,301	56,232	54,716	57,275	49,885	48,825	47,405	46,193	47,380	42,574	43,056	46,527	46,935	45,826	44,183	42,684	36,915	37,299	39,365	39,799	37,782	35,795	32,370	33,217	30,395	30,787	27,906	29,649	29,184	27,266	30,618	32,139	29,354	31,103	32,627	37,423	37,191	38,670	43,153	45,000	47,675	43,301	45,875	43,721	42,328	38,876	39,099	36,952	38,380	37,781	38,297	36,473	32,880	33,694	35,015	31,898	30,687	28,846	25,977	22,619	25,165	26,637	24,947	24,828	22,995	22,664	23,093	23,726	23,348	22,038	23,692	22,486	22,084	20,486	18,482	19,862	19,596	21,913	21,460	19,807	19,494	19,518	18,518	18,091	18,274	18,118	16,452	16,586	16,643	15,555	15,675	15,105	14,538	14,700	13,859	13,410	13,009	12,413	11,521	11,831	11,909	12,024	11,912	11,663	11,120	11,220	10,603	10,626	9,733	9,945	10,848	11,026	10,799	9,891	9,928	10,683	10,358	10,509	10,383
Russell MicroCap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MicroCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,981	17,671	18,691	18,667	19,815	17,749	17,628	17,711	18,212	16,279	16,654	15,851	17,186	16,762	15,781	16,417	14,366	13,124	14,145	15,108	16,184	15,364	14,414	14,214	14,591	16,016	16,495	15,016	15,685	15,699	14,338	15,868	15,843	14,408	15,872	15,935	17,778	17,537	17,360	19,240	19,143	20,203	19,765	20,358	19,654	20,801	20,354	20,027	19,974	19,523	18,414	16,122	14,970	12,429	12,271	12,672	11,960	11,834	11,138	10,446	9,065	11,839	12,708	13,329	12,609	12,050	11,749	11,487	12,257	12,427	11,697	12,548	12,313	12,687	12,029	10,887	12,378	12,458	13,983	14,454	13,858	13,867	13,689	12,768	12,610	12,426	12,832	12,525	12,585	12,284	12,303	11,376	11,472	11,536	10,967	11,224	11,110	11,015	10,901	11,068	10,586	9,484	10,057	9,770	9,514	9,040	9,094	8,977	8,695	8,120	8,244	9,195	9,695	9,341	8,863	9,413	9,951	10,280	10,060	9,766
S&P North American Natural Resources Sector Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index™
Account Value	$ 17,253	16,790	16,564	16,104	17,698	16,641	16,492	16,718	16,911	16,327	16,766	16,439	16,562	14,984	14,609	14,896	14,741	14,466	15,074	15,060	14,979	13,949	12,991	14,214	13,965	13,979	15,087	14,371	14,995	14,435	12,153	13,427	13,344	12,420	14,777	13,428	13,867	12,687	11,842	10,719	10,313	10,797	9,913	9,535	9,630	10,166	10,137	9,468	9,148	8,764	7,757	7,659	7,359	6,291	6,440	7,122	7,049	6,967	6,906	6,735	5,306	7,615	8,676	9,457	8,831	8,689	8,799	8,542	9,002	9,212	8,486	9,379	9,343	9,186	9,070	8,039	9,053	9,245	10,504	10,417	10,840	10,724	10,632	10,320	9,571	9,401	10,425	10,186	9,638	9,488	9,615	8,911	9,267	8,951	9,002	9,341	9,634	9,690	9,993	10,062	9,988	9,263	9,581	9,234	9,211	9,192	8,875	9,105	8,170	7,338	7,325	7,688	8,623	8,706	7,830	8,531	8,855	9,733	10,190	10,763
Russell 2000® Index
Account Value [Line Items]
Account Value	18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531	18,241	16,255	14,906	15,996	16,997	17,892	16,861	15,593	15,739	16,027	16,831	17,120	15,600	16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,667	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670	11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,968	9,745
Russell 2000® Growth Index
Account Value [Line Items]
Account Value	18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968	15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,212	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706
Russell 2000® Value Index
Account Value [Line Items]
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174	14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,648	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 18,024	19,229	20,177	19,486	21,074	19,186	19,365	19,081	19,131	17,808	18,078	17,357	18,603	17,865	16,944	17,399	15,715	14,417	15,349	16,257	16,921	16,120	14,855	15,120	15,320	15,916	16,299	14,817	15,754	15,116	13,793	15,245	15,661	14,193	15,692	15,639	17,096	16,828	16,641	18,151	17,575	18,340	17,483	18,051	17,650	17,965	17,755	17,718	17,037	16,762	15,735	15,359	14,272	12,273	12,055	12,375	11,839	11,385	11,066	10,304	8,995	11,488	12,540	12,800	12,535	12,019	11,793	11,588	12,071	11,946	11,155	12,009	11,603	11,699	11,172	10,018	11,251	11,042	12,290	12,479	11,966	11,739	11,655	11,131	11,105	10,999	11,471	11,132	11,094	10,741	10,577	10,118	10,203
Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,296	24,428	25,143	24,117	25,942	23,839	23,968	23,446	22,981	21,946	22,093	21,480	22,707	21,762	20,611	20,909	19,409	17,607	18,533	19,513	20,214	19,443	17,946	18,461	18,559	18,849	19,317	17,836	18,855	17,786	16,336	18,005	18,588	16,918	18,794	18,779	20,346	19,838	19,982	21,571	20,725	21,472	20,267	21,138	20,614	20,456	20,160	19,999	19,029	18,528	17,550	17,597	16,809	14,768	14,675	14,966	14,458	13,656	13,414	12,533	10,959	13,612	14,907	15,027	14,690	14,183	14,036	13,765	14,168	13,969	13,071	13,925	13,415	13,301	12,753	11,511	12,779	12,472	13,602	13,690	13,278	12,955	12,866	12,581	12,600	12,592	13,134	12,658	12,541	12,133	11,934	11,612	11,703	11,533	11,420	11,316	11,230	11,247	10,938	10,680	10,560	10,020	10,348	10,327	10,353	9,901	9,856	9,697	9,596	8,869	8,770	9,385	9,644	9,619	9,058	9,396	9,919	9,846	10,054	9,909
Russell MidCap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell MidCap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 26,268	28,372	30,086	28,282	30,156	26,609	26,153	25,309	24,696	24,547	24,144	23,889	25,362	24,770	23,037	23,162	21,530	19,189	20,221	21,256	21,981	21,335	19,805	19,792	20,083	19,810	20,008	18,402	19,577	18,567	17,214	18,811	19,448	17,327	18,727	19,481	21,953	21,606	21,872	25,112	25,025	26,129	24,417	25,659	24,857	24,604	23,038	23,396	22,151	22,582	22,203	22,277	21,257	18,740	18,717	18,983	18,480	17,113	16,721	15,195	13,137	15,440	16,584	16,430	16,240	15,470	15,189	15,364	15,649	15,292	14,288	15,160	14,508	14,315	13,522	12,128	13,339	13,008	14,437	14,499	13,709	13,421	13,369	12,887	13,010	13,031	13,454	12,733	12,665	12,255	11,922	11,594	11,513	11,323	11,290	11,027	10,866	10,806	10,504	10,165	10,130	9,708	10,119	10,124	10,153	9,674	9,676	9,520	9,525	8,891	8,754	9,471	9,690	9,669	9,096	9,462	10,046	9,886	10,048	9,930
S&P MidCap 400 Growth Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index™
Account Value	$ 21,832	23,337	24,717	23,823	25,771	23,693	24,013	23,742	23,919	22,951	23,248	22,328	23,753	22,461	20,473	20,547	19,132	17,780	18,689	19,631	20,048	19,314	17,767	18,275	18,368	18,578	18,732	17,487	18,608	17,597	16,081	17,641	18,257	16,201	17,998	18,133	19,628	19,526	19,339	21,579	20,726	21,493	19,980	20,870	20,573	20,378	20,162	20,521	19,702	19,243	18,485	18,149	17,058	15,167	14,993	15,357	14,869	14,013	13,823	12,691	11,128	13,370	14,605	14,783	14,421	13,980	13,851	13,675	14,110	13,935	13,018	13,902	13,456	13,374	12,795	11,706	13,194	12,765	14,211	14,387	13,859	13,670	13,612	13,085	13,232	13,098	13,624	13,056	13,074	12,613	12,193	11,789	11,911	11,816	11,681	11,628	11,441	11,452	11,099	10,887	10,632	10,050	10,395	10,539	10,475	10,022	9,987	9,669	9,604	8,986	8,933	9,486	9,816	9,694	9,217	9,474	10,138	9,906	9,997	9,744
S&P MidCap 400 Value Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index™
Account Value	$ 22,443	23,491	24,228	23,306	24,970	22,939	22,950	22,685	22,542	20,956	21,362	20,408	21,721	20,609	20,216	20,861	18,932	17,280	18,359	19,480	20,238	19,372	17,671	18,335	18,533	19,576	20,140	18,080	19,041	17,885	16,036	17,722	18,242	16,705	18,417	18,031	19,310	18,892	18,657	19,427	18,343	18,790	17,993	18,689	18,251	18,285	18,813	18,456	17,609	16,476	15,041	14,869	13,941	11,958	11,555	12,080	11,636	11,327	11,201	10,639	9,304	12,279	13,742	14,334	13,900	13,524	13,346	12,713	13,436	13,287	12,269	13,581	12,963	13,199	12,699	11,369	12,826	12,466	13,680	13,812	13,468	13,183	13,128	12,595	12,513	12,410	13,071	12,901	12,826	12,367	12,244	11,724	11,972	11,858	11,609	11,788	11,792	11,876	11,645	11,486	11,265	10,243	10,462	10,459	10,419	10,009	9,961	9,821	9,655	8,767	8,574	9,078	9,566	9,429	8,882	9,230	9,664	9,883	10,058	9,966
S&P SmallCap 600 Growth Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index™
Account Value	$ 21,487	22,839	24,273	23,346	25,701	23,114	23,974	23,782	24,179	21,999	22,415	21,254	22,312	21,641	20,753	21,296	18,997	17,672	18,633	19,749	20,438	19,461	18,028	17,992	18,575	19,343	19,500	18,186	19,533	18,707	17,000	18,733	19,639	17,594	19,132	18,870	20,851	20,794	20,711	23,043	21,993	22,450	21,564	22,333	21,868	21,890	21,554	21,532	21,096	20,870	19,972	18,791	17,249	14,713	14,474	15,106	14,666	13,899	13,390	12,640	11,295	14,062	15,459	15,712	15,256	14,751	14,462	14,322	14,901	14,736	13,758	14,872	14,377	14,786	14,150	12,971	14,712	14,354	16,141	16,695	15,654	15,088	14,883	13,899	13,846	13,500	14,004	13,519	13,611	13,177	13,012	12,172	12,471	12,317	11,964	12,209	12,063	12,011	11,806	11,778	11,379	10,180	10,740	10,690	10,525	10,022	9,978	9,707	9,678	9,038	9,021	9,641	10,087	9,821	9,289	9,595	10,191	10,086	9,928	9,714
NYSE Semiconductor Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Semiconductor Index
Account Value	$ 70,109	77,608	81,217	80,174	80,049	81,001	85,553	85,565	87,064	91,234	86,403	78,983	83,369	80,101	71,995	70,694	62,912	54,155	58,019	62,252	65,192	61,823	57,963	50,102	54,070	49,651	48,923	42,178	46,887	39,383	38,392	44,290	48,847	41,948	50,939	47,840	56,480	56,531	57,252	64,657	62,853	56,403	52,976	55,474	54,125	53,792	51,169	49,866	50,096	49,108	46,168	44,682	42,500	35,797	35,742	35,933	33,917	31,676	29,333	27,350	23,858	26,871	28,156	29,078	26,928	25,860	24,396	23,507	24,048	22,734	20,129	24,111	21,614	20,871	19,626	17,811	19,065	18,452	20,961	21,450	20,896	20,064	21,008	18,901	20,180	20,662	20,608	18,957	19,238	19,237	17,660	16,781	16,303	15,540	16,352	15,030	15,106	14,467	14,060	13,488	13,076	12,205	12,384	11,870	11,323	10,209	10,298	9,470	9,927	9,117	8,960	9,681	9,872	9,631	8,756	8,869	9,350	9,839	10,752	9,876
S&P Data Center, Tower REIT and Communications Equipment Index™
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Data Center, Tower REIT and Communications Equipment Index™
Account Value	$ 21,744	$ 23,057	$ 23,810	$ 23,645	$ 23,955	$ 22,781	$ 23,045	$ 21,780	$ 21,490	$ 20,423	$ 20,053	$ 19,204	$ 20,792	$ 20,330	$ 19,316	$ 18,586	$ 16,964	$ 16,063	$ 17,716	$ 19,298	$ 19,206	$ 20,098	$ 19,316	$ 18,321	$ 20,380	$ 19,417	$ 20,000	$ 19,680	$ 21,346	$ 21,292	$ 18,346	$ 20,014	$ 19,787	$ 16,705	$ 17,953	$ 18,267	$ 20,973	$ 20,603	$ 20,865	$ 23,868	$ 21,179	$ 20,192	$ 19,482	$ 20,540	$ 20,562	$ 20,508	$ 19,774	$ 18,780	$ 18,895	$ 18,394	$ 18,148	$ 16,754	$ 15,428	$ 13,288	$ 13,073	$ 14,555	$ 15,037	$ 13,833	$ 14,133	$ 13,842	$ 12,094	$ 13,483	$ 14,788	$ 15,368	$ 15,166	$ 14,821	$ 14,755	$ 14,187	$ 15,671	$ 15,040	$ 14,036	$ 16,374	$ 15,603	$ 15,759	$ 14,085	$ 13,066	$ 14,098	$ 13,838	$ 15,172	$ 15,491	$ 14,207	$ 14,366	$ 14,030	$ 14,156	$ 14,108	$ 14,030	$ 13,772	$ 13,165	$ 13,347	$ 12,674	$ 12,593	$ 12,407	$ 12,631	$ 12,465	$ 12,301	$ 12,224	$ 12,370	$ 12,506	$ 11,980	$ 11,821	$ 11,653	$ 10,864	$ 11,070	$ 10,537	$ 10,017	$ 9,425	$ 9,651	$ 9,563	$ 9,825	$ 9,386	$ 8,792	$ 9,857	$ 10,191	$ 10,194	$ 9,602	$ 9,800	$ 10,489	$ 10,122	$ 10,596	$ 10,145